Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	Communication Services - 5.9%
937,370	Alphabet, Inc. - Class A (a)	$124,407,746
745,670	Alphabet, Inc. - Class C (a)	99,256,134
591,600	Baidu, Inc. - ADR (a)	92,283,684
89,000	Electronic Arts, Inc.	12,135,150
336,000	IMAX Corp. (a)	6,185,760
61,660	Live Nation Entertainment, Inc. (a)	5,410,665
31,400	Meta Platforms, Inc. - Class A (a)	10,004,040
14,500	Netflix, Inc. (a)	6,365,065
550,000	Nintendo Co. Ltd. - JPY	24,935,859
76,180	Shutterstock, Inc.	3,919,461
142,000	Trade Desk, Inc. (The) - Class A (a)	12,958,920
247,700	Walt Disney Co. (The) (a)	22,018,053
		419,880,537

	Consumer Discretionary - 10.1%
1,163,400	Alibaba Group Holding Ltd. - ADR (a)	118,852,944
499,498	Bath & Body Works, Inc.	18,511,396
80,600	Burlington Stores, Inc. (a)	14,316,172
547,300	Capri Holdings Ltd. (a)	20,200,843
695,000	CarMax, Inc. (a)	57,413,950
200,700	Carnival Corp. (a)	3,781,188
15,400	DoorDash, Inc. - Class A (a)	1,398,166
123,700	eBay, Inc.	5,505,887
2,063,624	Entain PLC - GBP	36,706,188
76,143	Flutter Entertainment PLC - GBP (a)	15,156,093
1,040,460	iRobot Corp. (a)	41,618,400
247,900	Leslie's, Inc. (a)	1,579,123
33,000	Marriott International, Inc. - Class A	6,659,730
2,806,400	Mattel, Inc. (a)	59,776,320
9,300	McDonald's Corp.	2,726,760
85,900	MGM Resorts International	4,361,143
550,000	Norwegian Cruise Line Holdings Ltd. (a)	12,138,500
75,700	Ollie's Bargain Outlet Holdings, Inc. (a)	5,517,016
11,000	Restaurant Brands International, Inc.	842,160
112,900	Ross Stores, Inc.	12,942,856
599,871	Royal Caribbean Cruises Ltd. (a)	65,451,925
821,077	Sony Group Corp. - ADR	76,852,807
430,700	Tesla, Inc. (a)	115,182,101
184,400	TJX Cos., Inc. (The)	15,956,132
265,099	Victoria's Secret & Co. (a)	5,431,879
		718,879,679

	Consumer Staples - 0.5%
137,100	Altria Group, Inc.	6,227,082
113,600	BJ's Wholesale Club Holdings, Inc. (a)	7,532,816
145,300	Dollar Tree, Inc. (a)	22,424,149
		36,184,047

	Energy - 3.4%
584,000	Coterra Energy, Inc.	16,083,360
104,400	EOG Resources, Inc.	13,836,132
413,721	Hess Corp.	62,773,888
391,160	Pioneer Natural Resources Co.	88,273,077
48,500	Schlumberger Ltd.	2,829,490
1,660,000	Southwestern Energy Co. (a)	10,756,800
25,000	TechnipFMC PLC (a)	458,500
5,791,004	Transocean Ltd. (a)	50,960,835
		245,972,082

	Financials - 7.6%
245,400	Bank of America Corp.	7,852,800
329,900	Citigroup, Inc.	15,723,034
119,100	CME Group, Inc. - Class A	23,696,136
101,900	Discover Financial Services	10,755,545
60,960	Evercore, Inc. - Class A	8,233,258
141,100	JPMorgan Chase & Co.	22,288,156
135,617	MarketAxess Holdings, Inc.	36,510,809
6,900	Mastercard, Inc. - Class A	2,720,532
384,100	Morgan Stanley	35,168,196
549,410	Northern Trust Corp.	44,018,729
25,600	PayPal Holdings, Inc. (a)	1,940,992
1,573,675	Raymond James Financial, Inc.	173,214,407
164,700	Tradeweb Markets, Inc. - Class A	13,470,813
208,300	Visa, Inc. - Class A	49,519,159
2,048,100	Wells Fargo & Co.	94,540,296
8,150	WEX, Inc. (a)	1,543,202
		541,196,064

	Health Care - 30.9%
111,800	Agilent Technologies, Inc.	13,613,886
62,800	Alcon, Inc.	5,332,976
362,400	Alkermes PLC (a)	10,611,072
616,700	Amgen, Inc.	144,400,305
2,129,280	AstraZeneca PLC - ADR	152,669,376
683,727	BeiGene Ltd. - ADR (a)	146,467,998
808,050	Biogen, Inc. (a)	218,327,029
1,705,116	BioMarin Pharmaceutical, Inc. (a)	149,930,850
392,200	BioNTech SE - ADR (a)	42,698,814
938,300	Boston Scientific Corp. (a)	48,650,855
156,492	Bridgebio Pharma, Inc. (a)	5,478,785
1,032,840	Bristol-Myers Squibb Co.	64,232,320
200,900	CVS Health Corp.	15,005,221
35,000	Edwards Lifesciences Corp. (a)	2,872,450
3,682,041	Elanco Animal Health, Inc. (a)	44,442,235
1,035,778	Eli Lilly & Co.	470,812,890
97,766	Enovis Corp. (a)	6,247,247
2,147,100	FibroGen, Inc. (a)	4,423,026
234,480	GSK PLC - ADR	8,340,454
53,800	Guardant Health, Inc. (a)	2,099,276
2,000	Humana, Inc.	913,660
49,900	Illumina, Inc. (a)	9,588,285
306,837	Insulet Corp. (a)	84,917,140
21,560	IQVIA Holdings, Inc. (a)	4,824,266
972,470	LivaNova PLC (a)	56,840,872
23,500	Merck & Co., Inc.	2,506,275
2,162,956	Nektar Therapeutics (a)	1,158,912
73,700	Neurocrine Biosciences, Inc. (a)	7,509,293
540,616	Novartis AG - ADR	56,710,618
26,540	Omnicell, Inc. (a)	1,676,001
122,600	OraSure Technologies, Inc. (a)	578,672
152,300	QIAGEN N.V. - EUR (a)	7,141,941
59,100	Revvity, Inc.	7,266,345
2,550,662	Rhythm Pharmaceuticals, Inc. (a)	45,503,810
108,277	Roche Holding AG - CHF	33,598,711
923,450	Seagen, Inc. (a)	177,099,241
78,300	Siemens Healthineers AG - EUR	4,547,340
10,800	Stryker Corp.	3,060,828
100,250	Thermo Fisher Scientific, Inc.	55,003,165
4,000	Waters Corp. (a)	1,104,840
1,737,491	Xencor, Inc. (a)	42,203,656
312,670	Zimmer Biomet Holdings, Inc.	43,195,360
		2,203,606,296

	Industrials - 14.9%
2,341,752	AECOM	203,732,424
243,507	Airbus SE - EUR	35,871,433
2,306,901	American Airlines Group, Inc. (a)	38,640,592
60,000	AMETEK, Inc.	9,516,000
88,500	Carrier Global Corp.	5,270,175
33,000	CSX Corp.	1,099,560
193,100	Curtiss-Wright Corp.	36,951,616
1,323,500	Delta Air Lines, Inc.	61,225,110
87,265	ESAB Corp.	5,995,105
196,700	FedEx Corp.	53,099,165
84,100	General Dynamics Corp.	18,803,078
47,800	IDEX Corp.	10,793,718
54,700	J.B. Hunt Transport Services, Inc.	11,155,518
948,384	Jacobs Solutions, Inc.	118,936,837
563,700	JetBlue Airways Corp. (a)	4,379,949
346,200	Lyft, Inc. - Class A (a)	4,400,202
133,700	Nextracker, Inc. - Class A (a)	5,662,195
8,300	Old Dominion Freight Line, Inc.	3,481,767
16,100	Saia, Inc. (a)	6,812,554
790,370	Siemens AG - EUR	134,680,091
2,280,600	Southwest Airlines Co.	77,905,296
260,800	Textron, Inc.	20,282,416
14,100	TransDigm Group, Inc.	12,686,052
133,500	Uber Technologies, Inc. (a)	6,602,910
48,000	Union Pacific Corp.	11,136,960
1,710,100	United Airlines Holdings, Inc. (a)	92,875,531
3,215,978	Xometry, Inc. - Class A (a) (b)	66,763,703
		1,058,759,957

	Information Technology - 24.4%
166,700	Adobe, Inc. (a)	91,046,539
356,700	Altair Engineering, Inc. - Class A (a)	26,731,098
191,800	Analog Devices, Inc.	38,269,854
278,500	Applied Materials, Inc.	42,217,815
47,400	ASML Holding N.V. - ADR	33,957,834
3,000	Autodesk, Inc. (a)	635,970
4,926,243	BlackBerry Ltd. (a)	25,123,839
492,100	Cisco Systems, Inc.	25,608,884
46,100	Dell Technologies, Inc. - Class C	2,439,612
364,000	Descartes Systems Group, Inc. (The) (a)	28,344,680
5,134,229	Flex Ltd. (a)	140,472,505
589,718	FormFactor, Inc. (a)	21,913,921
1,000	Fortinet, Inc. (a)	77,720
1,680,600	Hewlett Packard Enterprise Co.	29,208,828
444,136	HP, Inc.	14,580,985
2,536,100	Intel Corp.	90,716,297
14,400	Intuit, Inc.	7,368,480
574,367	Jabil, Inc.	63,565,196
36,750	Keysight Technologies, Inc. (a)	5,919,690
250,724	KLA Corp.	128,859,600
1,525,100	L.M. Ericsson Telephone Co. - ADR	7,701,755
125,000	Marvell Technology, Inc.	8,141,250
401,040	MaxLinear, Inc. (a)	9,893,657
2,037,100	Micron Technology, Inc.	145,428,569
442,500	Microsoft Corp.	148,644,600
744,611	NetApp, Inc.	58,087,104
519,100	Nutanix, Inc. - Class A (a)	15,676,820
70,300	NVIDIA Corp.	32,850,487
10,000	Okta, Inc. - Class A (a)	768,600
390,100	Oracle Corp.	45,731,423
50,000	OSI Systems, Inc. (a)	5,961,500
33,600	Palo Alto Networks, Inc. (a)	8,398,656
265,700	QUALCOMM, Inc.	35,117,569
53,600	Salesforce, Inc. (a)	12,060,536
1,668,105	Splunk, Inc. (a)	180,705,815
1,928,799	Stratasys Ltd. (a)	34,969,126
137,200	Teradyne, Inc.	15,495,368
395,945	Texas Instruments, Inc.	71,270,100
358,450	Trimble, Inc. (a)	19,284,610
255,166	Universal Display Corp.	37,223,616
22,050	VMware, Inc. - Class A (a)	3,475,741
26,000	Western Digital Corp. (a)	1,106,560
326,500	Wolfspeed, Inc. (a)	21,516,350
		1,736,569,159

	Materials - 0.6%
155,800	Albemarle Corp.	33,073,224
600,000	Ivanhoe Mines Ltd. - Class A - CAD (a)	6,361,051
10,900	Linde PLC	4,258,303
		43,692,578

	TOTAL COMMON STOCKS
	(Cost $3,506,427,657)	$7,004,740,399

	RIGHTS - 0.0%
	Health Care - 0.0%
387,250	ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (c) (d)	394,995
4,207,543	Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (c) (d)	84,151
		479,146

	TOTAL RIGHTS
	(Cost $0)	479,146

Shares		Value
	SHORT-TERM INVESTMENTS - 1.7%
120,227,880	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 5.13% (e)	$120,227,880
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $120,227,880)	120,227,880
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,626,655,537) - 100.0%	7,125,447,425
	Liabilities in Excess of Other Assets - (0.0)%	(2,647,474)
	TOTAL NET ASSETS - 100.0%	$7,122,799,951

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2023. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$7,004,740,399	$-	$-	$7,004,740,399
	Rights(2)	-	-	479,146	479,146
	Short-Term Investments	120,227,880	-	-	120,227,880
	Total Investments in Securities	$7,124,968,279	$-	$479,146	$7,125,447,425

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	ABIOMED, Inc. - CVR (Issue Date 12/23/22)

				Growth Fund
Balance at October 31, 2022				$-
Purchases (Received)				394,995
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at July 31, 2023				$394,995

During the period ended July 31, 2023, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

	Epizyme, Inc. - CVR (Issue Date 8/15/22)

				Growth Fund
Balance at October 31, 2022				$84,151
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at July 31, 2023				$84,151

During the period ended July 31, 2023, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR.  The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.  With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
			Current Period Transactions

Common Stock	Market Value at October 31, 2022		Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2023
Xometry, Inc. - Class A(1)	$	N/A	$46,038,351	$196,901	$-	$(95,694)	$(22,664,292)	$66,763,703
Total	$	N/A	$46,038,351	$196,901	$-	$(95,694)	$(22,664,292)	$66,763,703

(1) As of October 31, 2022, the company was not an affiliate.